Goodwill and Other Intangible Assets (Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finite and Indefinite-Lived Intangible Asset by Major Class [Line Items]
Finite-lived intangible assets, Gross carrying amount	$ 1,420,837	$ 1,301,568
Finite-lived intangible assets, Accumulated amortization	161,397	114,331
Intangible assets, net	1,259,440	1,187,237
Customer Relations And Supply Agreements [Member]
Finite and Indefinite-Lived Intangible Asset by Major Class [Line Items]
Finite-lived intangible assets, Gross carrying amount	551,033	457,556
Finite-lived intangible assets, Accumulated amortization	150,101	105,556
Finite-lived intangible assets, Net	400,932	352,000
Favorable leasehold arrangements, net [Member]
Finite and Indefinite-Lived Intangible Asset by Major Class [Line Items]
Finite-lived intangible assets, Gross carrying amount	22,863	25,531
Finite-lived intangible assets, Accumulated amortization	1,188	1,158
Finite-lived intangible assets, Net	21,675	24,373
Deferred Loan Origination Costs
Finite and Indefinite-Lived Intangible Asset by Major Class [Line Items]
Finite-lived intangible assets, Gross carrying amount	9,358	7,611
Finite-lived intangible assets, Accumulated amortization	2,172	381
Finite-lived intangible assets, Net	7,186	7,230
Other [Member]
Finite and Indefinite-Lived Intangible Asset by Major Class [Line Items]
Finite-lived intangible assets, Gross carrying amount	3,675	4,604
Finite-lived intangible assets, Accumulated amortization	1,428	728
Finite-lived intangible assets, Net	2,247	3,876
Trade Names [Member]
Finite and Indefinite-Lived Intangible Asset by Major Class [Line Items]
Other Indefinite-lived Intangible Assets, Gross Carrying Amount	784,058	789,937
Other Indefinite-lived Intangible Assets, Accumulated Amortization	6,508	6,508
Other Indefinite-lived Intangible Assets	777,550	783,429
Franchise Rights [Member]
Finite and Indefinite-Lived Intangible Asset by Major Class [Line Items]
Other Indefinite-lived Intangible Assets, Gross Carrying Amount	0	329
Other Indefinite-lived Intangible Assets, Accumulated Amortization	0	0
Other Indefinite-lived Intangible Assets	0	329
Contractual Rights [Member]
Finite and Indefinite-Lived Intangible Asset by Major Class [Line Items]
Other Indefinite-lived Intangible Assets, Gross Carrying Amount	33,850	0
Other Indefinite-lived Intangible Assets, Accumulated Amortization	0	0
Other Indefinite-lived Intangible Assets	33,850	0
Liquor Licenses [Member]
Finite and Indefinite-Lived Intangible Asset by Major Class [Line Items]
Other Indefinite-lived Intangible Assets, Gross Carrying Amount	16,000	16,000
Other Indefinite-lived Intangible Assets, Accumulated Amortization	0	0
Other Indefinite-lived Intangible Assets	$ 16,000	$ 16,000